Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Deferred tax asset valuation allowance	$ 0	$ 0
NOL carryforward	140
Unrecognized tax benefits	0	0
Unrecognized tax benefits, related interest or penalties	$ 0	$ 0